Capital and Funding - Summary of Consolidated Statement of Changes in Equity: Analysis of Other Reserves (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reserves within equity [abstract]
Fair value reserves	€ (194)	€ (189)	€ (113)
Equity instruments	98
Cash flow hedges	(292)	(236)	(168)
Available-for-sale financial assets		47	55
Currency retranslation of group companies - see following table	(4,764)	(3,927)	(3,034)
Adjustment on translation of PLC's ordinary capital at 31/9p = €0.16	(150)	(164)	(164)
Capital redemption reserve	32	32	32
Book value of treasury shares - see following table	(10,181)	(9,208)	(4,164)
Hedging gains/(losses) transferred to non-financial assets(a)	71
Other	(100)	(177)
Other reserves	€ (15,286)	€ (13,633)	€ (7,443)